Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Future Aggregate Minimum Lease Payments in Respect of Operating Leases

The future aggregate minimum lease payments in respect of operating leases are as follows:

All figures in £ millions	2018	2017
Not later than one year	143	156
Later than one year and not later than two years	130	139
Later than two years and not later than three years	115	121
Later than three years and not later than four years	101	100
Later than four years and not later than five years	91	86
Later than five years	595	599

	1,175	1,201

Summary of Future Aggregate Minimum Sub-lease Payments Expected to Received under Non-cancellable Sub-leases warehouses it will enter into sub-lease contracts in order to offset costs. The future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases are as follows:

All figures in £ millions	2018	2017
Not later than one year	51	45
Later than one year and not later than two years	44	45
Later than two years and not later than three years	41	40
Later than three years and not later than four years	39	35
Later than four years and not later than five years	35	33
Later than five years	124	138

	334	336